Significant Accounting Policies and Basis of Presentation (Details) - Schedule of Diluted Net Loss Per Share Antidilutive - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Net Loss Per Share Antidilutive [Abstract]
Warrants	28,540		9,596
Convertible Series A Preferred Shares	27,047		161,456
Total	55,587		171,052